Performance obligations and remaining performance obligations (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [Abstract]
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [text block]
The following table provides revenue expected to be recognised in the future related to performance obligation that are unsatisfied (or partially satisfied) at the reporting date:

To be recognized	Amount
Within one year	1,180,941
One to three years	505,842
Three years or more	122,007